Summary of Significant Accounting Policies - (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated losses	$ (39,685,054)	$ (38,322,456)	$ (36,527,300)
Impairment of long-lived assets
Allowance for doubtful collections	0	0	0
Inventory valuation	0	0
Depreciation expense	3,000	5,803	5,804
Stock-based compensation expense		165,167	95,167
NTD [Member]
Insured by cdic	$ 3,000,000	3,000,000
Allowance for doubtful collections		$ 3,380	$ 3,172